ACQUISITION OBLIGATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OBLIGATION

NOTE 9 – ACQUISITION OBLIGATION

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S and its shareholders and acquired all of the capital stock of S and S. In consideration thereof, the Company issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”) of a fair value of $243,000. The Company did not grant them any registration rights in respect of the shares of Acquisition Stock. The Company also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S’s legacy shareholders) and approximately $89,249 was allocated and paid to the five S and S legacy shareholders on a pro rata basis. The Company paid approximately $400,000 of the Aggregate Acquisition Payments at the closing of the transaction. The remaining Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S that we have now branded as Ooh La Lemin) that we sell until the Aggregate Acquisition Payments have been paid in full. The balance payable under the obligation was $659,550 at December 31, 2022. During the period ended March 31, 2023, the Company paid $5,147 of the remaining Aggregate Acquisition Payments, leaving an acquisition obligation balance of $654,403 at March 31, 2023

NOTE 5 – ACQUISITION OF S AND S BEVERAGE, INC.

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S and its shareholders and acquired all of the capital stock of S and S. In consideration thereof, the Company issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”) of a fair value of $243,000. The Company did not grant them any registration rights in respect of the shares of Acquisition Stock. The Company also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S’s legacy shareholders) and approximately $89,249 was allocated and paid to the five S and S legacy shareholders on a pro rata basis. The Company paid approximately $400,000 of the Aggregate Acquisition Payments at the closing of the transaction. The remaining Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S that we have now branded as Ooh La Lemin) that we sell until the Aggregate Acquisition Payments have been paid in full. During the year ended December 31, 2021, the Company paid $63,932 of the remaining Aggregate Acquisition Payments, leaving an acquisition obligation balance of $675,317 at December 31, 2021. During the year ended December 31, 2022, the Company paid $15,767 of the remaining Aggregate Acquisition Payments, leaving an acquisition obligation balance of $659,550 at December 31, 2022.

The Company utilized the acquisition method of accounting for the S and S acquisition in accordance with ASC 805, Business Combinations. The Company allocated the purchase price to acquired tangible assets, identifiable intangible assets, and assumed liabilities at their estimated fair values as of the date of acquisition. The fair value of the intangible assets was estimated using the income approach, pursuant to which after-tax cash flows are discounted to present value based on projections and other available financial data. The cash flows were based on estimates used to value the acquisition, and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model, as well as the weighted average cost of capital. The valuation assumptions took into consideration the Company’s estimates of customer attrition and revenue growth projections. The excess of the purchase price paid by the Company over the estimated fair value of identified tangible and intangible assets has been recorded as goodwill. The acquisition was intended to augment and diversify the Company’s business. Key factors that contributed to the recorded goodwill and intangible assets in the aggregate were the opportunity to generate future revenues and synergies within the business. The goodwill will not be amortized but will be tested annually for impairment.

The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Fair Value

Consideration paid:
Acquired obligations	$340,000
Note payable – acquisition	1,050,000
Common stock (9,000,000 shares of common stock at $0.27 per share)	243,000
Total consideration paid	$1,633,000

Purchase price allocation
Acquired assets	296,000
Goodwill	1,337,000
Total purchase price	$1,633,000

During the year ended December 31, 2021, management determined there were indications of impairment, and recorded a charge of $1,337,287, leaving no remaining goodwill balance at December 31, 2021.

Proforma information for the year ended December 31 2021 has been omitted as the operations of S and S prior to the acquisition were de minimis.